2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012 Y
Accounting Policies [Abstract]
Delutive securities	$ 1,926,578
Estimated useful life of Patent		15
Shares of common stock	326,578	307,692
Convertible debt and option to purchase shares of common stock	1,600,000	1,600,000